Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of activity in allowance of credit losses

	Three Months Ended March 31,
(Thousands)	2023	2022
Balance at beginning of period	$3,023	$3,749
Charged to selling, general and administrative expense	497	897
Write-offs	(1,004)	(1,635)
Total	$2,516	$3,011

	Year Ended December 31,
(Thousands)	2022	2021
Balance at beginning of period	$3,749	$3,977
Charged to selling, general and administrative expense	1,790	439
Write-offs	(2,516)	(667)
Total	$3,023	$3,749